REVENUE - Disaggregation of Revenue by Contract Type (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 814,139	$ 659,325	$ 522,310
Time and material contracts
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	698,943	544,131	431,295
Fixed-price contracts
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	107,033	106,386	90,980
Subscription resales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	8,156	8,525	0
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 7	$ 283	$ 35